Schedule of Real Estate Properties (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Real Estate [Abstract]
Restricted cash	$ 0.3	$ 1.4
Noncash investing activity description	The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.